LOANS RECEIVABLE, NET, Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loan Portfolio [Abstract]
Loans receivable, gross	$ 2,314,249	$ 1,627,594
Allowance for credit losses	(238,819)	(97,676)	$ (40,484)
Loans receivable, net	2,075,430	1,529,918
Outstanding borrowings related to transfers of loans receivable	39,001	0
Commercial [Member]
Loan Portfolio [Abstract]
Loans receivable, gross	45,405	107,357
Allowance for credit losses	(1,440)	(7,699)	(28,324)
Consumer [Member]
Loan Portfolio [Abstract]
Loans receivable, gross	2,268,844	1,520,237
Allowance for credit losses	$ (237,379)	$ (89,977)	$ (12,160)